Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 468,885,622	¥ 3,264,287,925	¥ 2,491,316,213	¥ 2,164,458,820
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	491,227	3,419,825	11,319,279	20,676,273
Share-based compensation expense	12,539,724	87,299,053	57,981,487	64,055,851
Foreign exchange (income)/loss net	(953,088)	(6,635,208)	90,771,459	7,176,838
Changes in operating assets and liabilities:
Receivables from related party	297	2,071	372,812	629,329
Net cash provided by operating activities	790,512,412	5,503,389,324	3,332,318,827	2,797,808,786
Net cash provided by /(used in) investing activities	(133,522,769)	(929,558,817)	(2,790,734,349)	(4,422,318,732)
Net cash provided by/(used in) financing activities	(484,405,632)	(3,372,335,137)	(6,727,839,034)	10,001,639,139
Effect of exchange rate changes on cash and cash equivalents	10,927,788	76,077,072	(57,682,237)	(77,947,461)
Net increase/(decrease) in cash and cash equivalents, and restricted cash	183,511,799	1,277,572,442	(6,243,936,793)	8,299,181,732
Cash and cash equivalents, and restricted cash at beginning of the year	408,086,259	2,841,014,916	9,084,951,709	785,769,977
Cash and cash equivalents, and restricted cash at end of the year	591,598,058	4,118,587,358	2,841,014,916	9,084,951,709
Parent Company [Member]
Cash flows from operating activities:
Net income	468,885,623	3,264,287,925	2,390,771,363	2,247,857,713
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	(484,707,738)	(3,374,438,333)	(2,549,589,488)	(2,315,454,720)
Share-based compensation expense	12,539,724	87,299,053	55,734,443	66,522,766
Interest expense of convertible senior notes	3,437,946	23,934,289
Foreign exchange (income)/loss net	(1,428,664)	(9,946,070)	92,089,724
Changes in operating assets and liabilities:
Receivables from related party	(4,963)	(34,551)	(5,508,535)	(22,577)
Payable to employees	(332,201)	(2,312,714)
Other current receivables	157,526	1,096,665	2,848,608	(4,564,046)
Other current payables	616,520	4,292,086	1,158,081	1,378,058
Net cash provided by operating activities	(836,227)	(5,821,650)	(12,495,804)	(4,282,806)
Net cash provided by /(used in) investing activities	47,429,879	330,197,330	(562,307,977)	(2,033,240,388)
Net cash provided by/(used in) financing activities	1,377,182	9,587,663	(1,410,797,361)	4,881,181,230
Effect of exchange rate changes on cash and cash equivalents	14,383,880	100,137,695	17,105,135	(331,854,326)
Net increase/(decrease) in cash and cash equivalents, and restricted cash	62,354,714	434,101,038	(1,968,496,007)	2,511,803,710
Cash and cash equivalents, and restricted cash at beginning of the year	78,041,268	543,307,703	2,511,803,710
Cash and cash equivalents, and restricted cash at end of the year	$ 140,395,982	¥ 977,408,741	¥ 543,307,703	¥ 2,511,803,710